Segment Disclosures - Additional Information (Detail) $ in Thousands		12 Months Ended
		Dec. 31, 2024 USD ($) Segment	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Segment Reporting Information [Line Items]
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]		srt:ChiefExecutiveOfficerMember
Segment Reporting, CODM, Profit (Loss) Measure, How Used, Description		Our CODM and other management regularly evaluate performance based upon segment operating income (“SOI”).
Segment Reporting, Expense Information Used by CODM, Description		On a quarterly basis, our CODM considers budget-to-actual and period-to-period variances when evaluating company and segment performance in addition to other interim reviews.
Number of reportable business segments | Segment		2
Assets	[1]	$ 2,042,067	$ 1,895,641
Income (loss) from operations		69,222	70,625	$ 65,869
Self Storage
Segment Reporting Information [Line Items]
Assets	[2]	1,915,303	1,798,510
Income (loss) from operations		92,851	90,613	77,639
Self Storage | Canada
Segment Reporting Information [Line Items]
Assets		155,000	174,000
Revenues		22,600	22,100	21,500
Corporate and Other
Segment Reporting Information [Line Items]
Assets		63,064	55,370
Corporate and Other | Canada | J V Properties
Segment Reporting Information [Line Items]
Assets		32,800	35,800
Income (loss) from operations		$ 1,400	$ 1,600	$ 800

[1]	Other than our investments in and advances to Managed REITs and investments in JV properties, substantially all of our investments in real estate facilities and intangible assets as well as our capital expenditures for the years ended and as of December 31, 2024 and 2023, respectively, were associated with our self storage platform. Please see Note 3 – Real Estate of the Notes to the Consolidated Financial Statements for additional detail.
[2]	Included in the assets of the Self Storage segment as of December 31, 2024 and 2023 were approximately $52.2 million of goodwill. Additionally, as of December 31, 2024 and 2023 there were no accumulated impairment charges to goodwill within the Self Storage segment.